Recurring Fair Value Measurements - Summary of Financial Assets and Liabilities at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Public Warrants [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities	$ 0	$ 0
Public Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities	17,933,496	0
Public Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities	0	17,605,944
Private Placement [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities	0	0
Private Placement [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities	0	0
Private Placement [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Liabilities	18,170,592	18,943,809
U.S. Money Market [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets	95	95
U.S. Money Market [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets	0	0
U.S. Money Market [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets	0	0
US Treasury Securities [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets	166,286,120	166,230,551
US Treasury Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets	0	0
US Treasury Securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets	$ 0	$ 0